Income Taxes - Reconciliation of tax provision (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory Federal income tax rate	21.00%	21.00%
Loss generating no tax benefit	(21.00%)	(21.00%)